Summary of significant accounting policies: (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies:
Schedule of sales to members

	(dollars in thousands)
	2018	2017	2016
Capacity revenues	$927,419	$912,421	$949,193
Energy revenues	551,960	521,409	557,614
Total	$1,479,379	$1,433,830	$1,506,807

Schedule of members whose revenues accounted for 10% or more of total operating revenues

	2018	2017	2016
Jackson EMC	14.1%	14.7%	14.3%
Cobb EMC	13.9%	14.3%	13.7%
Sawnee EMC	n/a	n/a	10.5%

Schedule reflecting details of asset retirement obligations included in the consolidated balance sheets

	(dollars in thousands)
	Nuclear	Coal Ash	Other	Total
Balance at December 31, 2017	$548,574	$161,755	$24,668	$734,997
Liabilities settled	(1,686)	(1,596)	(1,398)	(4,680)
Accretion	32,857	4,238	995	38,090
Change in cash flow estimates	79,211	161,851	8,094	249,156
Balance at December 31, 2018	$658,956	$326,248	$32,359	$1,017,563

	(dollars in thousands)
	Nuclear	Coal Ash	Other	Total
Balance at December 31, 2016	$517,565	$156,465	$24,021	$698,051
Liabilities settled	(17)	(943)	(1,185)	(2,145)
Accretion	31,026	4,629	1,019	36,674
Change in cash flow estimates	—	1,604	813	2,417
Balance at December 31, 2017	$548,574	$161,755	$24,668	$734,997

Schedule of estimated costs of decommissioning of co-owned nuclear facilities

	(dollars in thousands)
	Hatch Unit	Hatch Unit	Vogtle Unit	Vogtle Unit
2018 site study	No. 1	No. 2	No. 1	No. 2
Expected start date of decommissioning	2034	2038	2047	2049
Estimated costs based on site study in 2018 dollars:
Radiated structures	$209,000	$231,000	$188,000	$206,000
Spent fuel management	54,000	49,000	55,000	51,000
Non-radiated structures	14,000	19,000	23,000	29,000
Total estimated site study costs	$277,000	$299,000	$266,000	$286,000

Schedule of external and internal trust funds by type of investment

	2018
External Trust Funds:
	Cost		Net	Unrealized	Fair Value
	12/31/2017	Purchases	Proceeds(1)	Gain(Loss)	12/31/2018
Equity	$203,622	$12,186	$(7,789)	$49,475	$257,494
Debt	164,901	445,353	(443,712)	(2,108)	164,434
Other	141	370	(1,621)	—	(1,110)
	$368,664	$457,909	$(453,122)	$47,367	$420,818

(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $4,786,000.

	2018
Internal Funds:
	Cost		Net	Unrealized	Fair Value
	12/31/2017	Purchases	Proceeds(1)	Gain(Loss)	12/31/2018
Equity	$43,698	$—	$596	$6,373	$50,667
Debt	33,540	161,454	(156,611)	(246)	38,137
	$77,238	$161,454	$(156,015)	$6,127	$88,804

(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $689,000.

	2017
External Trust Funds:
	Cost		Net	Unrealized	Fair Value
	12/31/2016	Purchases	Proceeds(1)	Gain(Loss)	12/31/2017
Equity	$200,595	$61,406	$(44,607)	$76,221	$293,615
Debt	148,011	388,609	(384,199)	170	152,591
Other	351	98	(1,600)	—	(1,151)
	$348,957	$450,113	$(430,406)	$76,391	$445,055

(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $19,707,000.

	2017
Internal Funds:
	Cost		Net	Unrealized	Fair Value
	12/31/2016	Purchases	Proceeds(1)	Gain(Loss)	12/31/2017
Equity	$38,798	$—	$4,900	$11,669	$55,367
Debt	26,207	73,153	(65,820)	—	33,540
	$65,005	$73,153	$(60,920)	$11,669	$88,907

(1)	Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $12,232,800.

Schedule of annual depreciation rates

	Range of
	Useful Life in
	years*	2018	2017	2016
Steam production	49-65	2.57%	2.91%	2.84%
Nuclear production	37-60	1.92%	1.96%	1.96%
Hydro production	50	2.00%	2.00%	2.00%
Other production	30-35	2.61%	2.58%	2.55%
Transmission	36	2.75%	2.75%	2.75%
General	3-50	2.00-33.33%	2.00-33.33%	2.00-33.33%

*Calculated based on the composite depreciation rates in effect for 2018.

Schedule of regulatory assets and liabilities

	2018	2017
	(dollars in thousands)
Regulatory Assets:
Premium and loss on reacquired debt(a)	$46,315	$52,989
Amortization on capital leases(b)	34,918	33,846
Outage costs(c)	36,352	40,525
Asset retirement obligations – Ashpond and other(k)	137,835	68,289
Asset retirement obligations – Nuclear(k)	7,031	0
Depreciation expense(d)	41,244	42,667
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs(e)	51,549	48,702
Interest rate options cost(f)	116,960	112,102
Deferral of effects on net margin – Smith Energy Facility(g)	160,509	166,454
Other regulatory assets(m)	22,350	19,510
Total Regulatory Assets	$655,063	$585,084

Regulatory Liabilities:
Accumulated retirement costs for other obligations(h)	$13,873	$12,813
Deferral of effects on net margin – Hawk Road Energy Facility(g)	19,101	19,553
Major maintenance reserve(i)	45,547	47,087
Amortization on capital leases(b)	17,156	20,055
Deferred debt service adder(j)	105,192	95,695
Asset retirement obligations – Nuclear(k)	0	53,571
Revenue deferral plan(l)	15,670	0
Other regulatory liabilities(m)	2,459	2,875
Total Regulatory Liabilities	$218,998	$251,649
Net regulatory assets	$436,065	$333,435

(a)	Represents premiums paid, together with unamortized transaction costs related to reacquired debt that are being amortized over the lives of the refunding debt, which range up to 25 years.
(b)

Represents the difference between expense recognized for rate-making purposes versus financial statement purposes related to capital lease payments and the aggregate of the amortization of the asset and interest on the obligation.

(c)

Consists of both coal‑fired maintenance and nuclear refueling outage costs. Coal-fired outage costs are amortized on a straight‑line basis to expense over periods up to 48 months, depending on the operating cycle of each unit. Nuclear refueling outage costs are amortized on a straight‑line basis to expense over the 18 or 24 -month operating cycles of each unit.

(d)

Prior to Nuclear Regulatory Commission (NRC) approval of a 20 -year license extension for Plant Vogtle, we deferred the difference between Plant Vogtle depreciation expense based on the then 40-year operating license and depreciation expense assuming an expected 20-year license extension. Amortization commenced upon NRC approval of the license extension in 2009 and is being amortized over the remaining life of the plant.

(e)

Deferred charges consist of training related costs, including interest and carrying costs of such training. Amortization will commence effective with the commercial operation date of each unit and amortized to expense over the life of the units.

(f)

Deferral of premiums paid to purchase interest rate options used to hedge interest rates on certain borrowings, related carrying costs and other incidentals associated with construction of Vogtle Units No. 3 and No. 4. Amortization will commence in February 2020 and continue through February 2044, the life of the DOE-guaranteed loan which is financing a portion of the construction project.

(g)	Effects on net margin for Smith and Hawk Road Energy Facilities were deferred through the end of 2015 and are being amortized over the remaining life of each respective plant.
(h)	Represents the accrual of retirement costs associated with long-lived assets for which there are no legal obligations to retire the assets.
(i)	Represents collections for future major maintenance costs; revenues are recognized as major maintenance costs are incurred.
(j)

Represents collections to fund certain debt payments to be made through the end of 2025 which will be in excess of amounts collected through depreciation expense; the deferred credits will be amortized over the remaining useful life of the plants.

(k)

Represents the difference in the timing of recognition of decommissioning costs for financial statement purposes versus ratemaking purposes, as well as the deferral of unrealized gains and losses of funds set aside for decommissioning.

(l)

Deferred revenues under a  rate management program that allows for additional collections over a five-year period beginning in 2018. These amounts will be amortized to income and applied to member billings over the subsequent five-year period.

(m)	The amortization periods for other regulatory assets range up to 31 years and the amortization periods of other regulatory liabilities range up to 8 years.